GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT (Details Textuals)	12 Months Ended
Mar. 31, 2020
In Process Research And Development [Line Items]
Discount rate applied to cash flow projections	20.50%
IOX [Member]
In Process Research And Development [Line Items]
Percentage of value assigned by Valuator	60.49%
Oncomer Saugatuck DNA Aptamers [Member]
In Process Research And Development [Line Items]
Percentage of value assigned by Valuator	70.00%